26. EMPLOYEE BENEFITS (Details 15) - Post-employment healthcare benefits	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Male
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	19.55	19.55
Average life expectancy in years of employees who are 40 (in years)	41.59	41.59
Female
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	22.17	22.17
Average life expectancy in years of employees who are 40 (in years)	45.30	45.30